Subsequent Event Subsequent Event (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 25, 2016	May 10, 2016	Feb. 28, 2015	Dec. 31, 2015	Aug. 31, 2016
Limited Partners' Capital Account [Line Items]
Number of common units issued in public offering				5,250,000
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Number of common units issued in public offering			5,250,000
Price per common limited partner unit			$ 75.50
Proceeds from public offering, net of underwriting discounts			$ 384.5
Subsequent Event [Member] | Common Units [Member]
Limited Partners' Capital Account [Line Items]
Number of common units issued in public offering		12,650,000
Price per common limited partner unit		$ 52.40
Proceeds from public offering, net of underwriting discounts		$ 655.6
Explorer Pipeline Company [Member]
Limited Partners' Capital Account [Line Items]
Percentage Ownership				19.46%
Scenario, Forecast [Member] | Explorer Pipeline Company [Member]
Limited Partners' Capital Account [Line Items]
Percentage Ownership					22.00%
Scenario, Forecast [Member] | Explorer Pipeline Company [Member] | Subsequent Event [Member]
Limited Partners' Capital Account [Line Items]
Ownership percentage acquired	2.50%